Intangible assets - Schedule of intangible assets (Details) - Innovet [Member] - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible assets - Schedule of intangible assets (Details) [Line Items]
Balance	$ 6,314,571
Net book value	4,409,482	$ 4,513,207
Accumulated amortization
Balance	1,905,089
Accumulated depreciation and amortisation [member]
Accumulated amortization
Amortization	103,725
Balance	$ 1,801,364